State Street SPDR Bloomberg Emerging Markets Local Bond ETF Investment Objectives and Goals - State Street SPDR Bloomberg Emerging Markets Local Bond ETF	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund SummariesState Street® SPDR® Bloomberg Emerging Markets Local Bond ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The State Street SPDR Bloomberg Emerging Markets Local Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the fixed-rate local currency sovereign debt of emerging market countries.